Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Balance Sheet - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Debt discount
Total assets	$ 35,701,532	35,216,939	55,228,382	$ 54,569,088	$ 324,041,674
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Forward Purchase Agreement liability				633,205
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Accounts payable and accounts payable		3,976,694	3,853,954	3,584,797
Due to related party		258,966	331,826	265,000
Convertible promissory note - related party		1,000,000	1,000,000	1,000,000
Promissory Note - related party		250,000	250,000	250,000
Subscription liability	1,567,406
Subscription liability, net of debt discount		1,060,112	467,274	251,880
Total current liabilities	7,736,027	6,545,772	5,903,054	5,984,882	3,875,756
Warrant liabilities	1,643,271	758,433	423,458	2,401,703	379,217
Deferred underwriting commissions liabilities					11,172,572
Total liabilities	9,379,298	7,304,205	6,326,512	8,386,585	15,427,545
Commitments and Contingencies
Temporary Shares	35,555,976	35,096,667	55,154,617	54,368,296	323,911,642
Stockholders’ Equity:
Preferred stock
Additional paid-in capital	6,098,498	6,319,277	6,912,413	7,531,767
Accumulated deficit	(15,333,039)	(13,504,009)	(13,165,959)	(15,718,359)	(15,298,312)
Total shareholders’ deficit	(9,233,742)	(7,183,933)	(6,252,747)	(8,185,793)	(15,297,513)	$ (21,180,336)
ASSETS
Cash	94,703	92,722	20,880	97,811	86,401
Prepaid expense	50,853	27,550	52,885	102,980	43,631
Total current assets	145,556	120,272	73,765	200,791	130,032
Investments held in Trust Account		35,096,667	55,154,617	54,368,297
Total liabilities, redeemable ordinary shares and shareholders’ deficit	35,701,532	35,216,939	55,228,382	54,569,088	324,041,674
Class A Ordinary Shares
Stockholders’ Equity:
Ordinary Shares	799	799
Class B Ordinary Shares
Stockholders’ Equity:
Ordinary Shares			799	799	799
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Debt discount		4,372,334	2,479,445
Total assets		39,589,273	57,707,827	54,569,088
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Forward Purchase Agreement liability				633,205
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Accounts payable and accounts payable		3,976,694	3,853,954	3,584,797
Due to related party		258,966	331,826	265,000
Convertible promissory note - related party		1,000,000	1,000,000	1,000,000
Promissory Note - related party		250,000	250,000	250,000
Subscription liability		9,191,162	1,946,467	800,746
Subscription liability, net of debt discount
Total current liabilities		14,676,822	7,382,247	6,533,748
Warrant liabilities		758,433	423,458	2,401,703
Deferred underwriting commissions liabilities
Total liabilities		15,435,255	7,805,705	8,935,451
Temporary Shares		35,096,667	55,154,617	54,368,296
Stockholders’ Equity:
Preferred stock
Additional paid-in capital		5,404,501	6,488,812	7,275,132
Accumulated deficit		(16,347,949)	(11,742,106)	(16,010,590)
Total shareholders’ deficit		(10,942,649)	(5,252,495)	(8,734,659)	$ (15,297,513)
ASSETS
Cash		92,722	20,880	97,811
Prepaid expense		27,550	52,885	102,980
Total current assets		120,272	73,765	200,791
Investments held in Trust Account		35,096,667	55,154,617	54,368,297
Total liabilities, redeemable ordinary shares and shareholders’ deficit		39,589,273	57,707,827	54,569,088
As Reported [Member] | Class A Ordinary Shares
Stockholders’ Equity:
Ordinary Shares		799
As Reported [Member] | Class B Ordinary Shares
Stockholders’ Equity:
Ordinary Shares			799	799
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Debt discount		(4,372,334)	(2,479,445)
Total assets		(4,372,334)	(2,479,445)
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Subscription liability		(9,191,162)	(1,946,467)	(800,746)
Subscription liability, net of debt discount		1,060,112	467,274	251,880
Total current liabilities		(8,131,050)	(1,479,193)	(548,866)
Total liabilities		(8,131,050)	(1,479,193)	(548,866)
Stockholders’ Equity:
Additional paid-in capital		914,776	423,601	256,635
Accumulated deficit		2,843,940	(1,423,853)	292,231
Total shareholders’ deficit		3,758,716	(1,000,252)	$ 548,866
ASSETS
Total liabilities, redeemable ordinary shares and shareholders’ deficit		$ (4,372,334)	$ (2,479,445)